TRANSACTIONS WITH PARTIES IN INTEREST	12 Months Ended
Dec. 31, 2025
401(k) Plan
TRANSACTIONS WITH PARTIES IN INTEREST
TRANSACTIONS WITH PARTIES IN INTEREST

NOTE 7 - TRANSACTIONS WITH PARTIES IN INTEREST

During 2025, the Plan received $33,521,091 in common stock dividends from the Company. For the year ended December 31, 2025, the realized gains and unrealized gains/losses on the common stock was $67,098,630 and $11,318,990, respectively. The Plan held 4,424,735 and 4,979,636 shares of McDonald’s common stock as of December 31, 2025 and 2024, respectively. These transactions are related party transactions as defined by GAAP.

During 2025, sales of stock were $81,348,405 (266,488 shares). These transactions qualify as party-in-interest transactions.

During 2025, fees totaling $954,153 were paid through Plan participant accounts to Plan investment managers. These transactions qualify as party-in-interest transactions.

Certain Plan assets are held in participant loans or investments issued by The Northern Trust Company or State Street Bank and Trust Company; therefore, these transactions qualify as party-in-interest. The Plan holds investments issued by various investment managers of the Plan; these qualify as party-in-interest. A portion of the Plan’s assets are also invested in Company stock.

Certain administrative functions are performed by officers or employees of the Company. No such officer or employee receives compensation from the Plan.